DEFERRED INCOME TAX (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss carry forwards	3,977,143	3,724,336	$ 7,059,003
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of net operating loss carry forwards	Dec. 31, 2021	Jan. 01, 2021
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of net operating loss carry forwards	Dec. 31, 2031	Dec. 31, 2031